Net Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012
Earnings (Loss) Per Share [Line Items]
Participating securities excluded from the calculation of earnings per share	2,859,084	3,462,508